Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 11,562	$ 6,795	$ 17,377	$ 13,700	$ 13,116
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	1,983	1,655	3,524	3,302	2,868
Amortization of core deposit intangibles	352	311	656	567	431
Amortization (accretion) of premium (discount) on securities, net	35	(17)	(1)	(84)	(10)
Stock grants amortized	594	290	643	572	597
FHLB stock dividends	(12)	(7)	(17)	(12)	(15)
Loss on sale of securities available for sale	0	3	3	0	0
Net loss (gain) on sale of premises and equipment	1	345	343	(21)	(1)
Gain on sale of branch			(38)	0	0
(Gain) loss recognized on other real estate transactions	(173)	44	(1,135)	(918)	(136)
Impairment of other real estate	463	56	94	184	805
Bargain purchase gain on acquisitions of banks			0	0	(6,692)
Deferred tax benefit	(1,881)	0
Provision for loan losses	2,109	1,242	3,184	1,650	4,043
Increase in cash surrender value of life insurance	(160)	(163)	(327)	(330)	(303)
Loans originated for sale	(95,680)	(78,144)	(177,063)	(113,527)	(60,545)
Proceeds from sale of loans	96,384	75,431	170,892	113,837	57,391
Net change in other assets	228	652	95	(18)	924
Net change in other liabilities	1,754	(594)	(421)	891	(1,131)
Net cash provided by operating activities	17,559	7,899	17,809	19,793	11,342
Cash flows from investing activities:
Proceeds from maturities and pay downs of securities available for sale	19,241	40,689	245,581	207,863	187,276
Proceeds from sale of securities available for sale	0	2,078	2,078	0	0
Purchases of securities available for sale	(22,203)	(44,484)	(256,295)	(247,921)	(186,914)
Proceeds from calls, maturities and paydowns of securities held to maturity			0	0	3,017
Purchases of securities held to maturity			0	0	(1,984)
Proceeds from maturities of certificates held in other banks	3,935	1,395	9,358	0	0
Net (purchases) redemptions of FHLB stock	(140)	182	(1,584)	(1,118)	622
Net loans originated	(145,791)	(77,702)	(202,371)	(134,893)	(75,999)
Additions to premises and equipment	(5,032)	(3,744)	(14,063)	(2,267)	(3,177)
Proceeds from sale of premises and equipment	9	3,398	5,095	617	192
Proceeds from sale of other real estate owned	1,046	1,112	8,880	5,727	10,628
Capitalized additions to other real estate	(63)	(416)	(592)	(524)	(118)
Premiums paid for bank owned life insurance			0	0	(4,000)
Cash paid for Adriatica note acquired			0	(4,062)	0
Cash received from acquired bank	0	19,993	46,230	0	37,819
Cash paid in connection with acquisition	0	(37,000)	(46,600)	0	(101)
Net cash transferred in branch sale			(18,563)	0	0
Net cash used in investing activities	(148,998)	(94,499)	(222,846)	(176,578)	(32,739)
Cash flows from financing activities:
Net increase in demand deposits, NOW and savings accounts	62,657	65,439	183,919	141,440	122,569
Net increase (decrease) in time deposits	31,732	(17,034)	(20,039)	(38,499)	(39,009)
Net change in FHLB advances	(72)	9,906	69,810	27,018	(27,589)
Repayments of other borrowings	(19,952)	(2,081)	(10,958)	(4,859)	(2,072)
Proceeds from other borrowings	0	7,000	11,680	8,083	0
Proceeds from sale of common stock	86,657	20,150	25,150	0	0
Treasury stock purchased			(208)	0	(1)
Dividends paid	(5,354)	(3,305)	(8,681)	(6,090)	(4,244)
Net cash provided by financing activities	155,668	80,075	250,673	127,093	49,654
Net change in cash and cash equivalents	24,229	(6,525)	45,636	(29,692)	28,257
Cash and cash equivalents at beginning of period	102,290	56,654	56,654	86,346	58,089
Cash and cash equivalents at end of period	$ 126,519	$ 50,129	$ 102,290	$ 56,654	$ 86,346